Derivatives and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities

NOTE 7 — DERIVATIVES AND HEDGING ACTIVITIES

The Company uses derivative instruments to mitigate the effects of interest rate volatility inherent in its variable rate debt, which could unfavorably impact our future earnings and forecasted cash flows. The Company does not use derivative instruments for speculative or trading purposes.

The Operating Partnership is party to interest rate swaps to mitigate the interest rate risk inherent in its senior secured term loan B facility. In May 2017 in connection with the term loan B re-pricing, the Company amended its outstanding interest rate swap agreements. Under the amended agreements the Company now pays a weighted average fixed rate of 1.844% on total notional amount of $1.2 billion and the variable rate received will reset monthly to the one-month LIBOR, with no minimum floor.

The principal terms of these interest rate swaps at September 30, 2017 are as follows:

Effective Date	Maturity Date	Notional Amount	Weighted Average Fixed Rate	Fair Value Asset (Liability)
	(in thousands, except percentages)
May 3, 2017	November 30, 2021	$500,000	1.764%	$1,045
May 3, 2017	November 30, 2021	700,000	1.901%	(2,380)

		$1,200,000		$(1,335)

As of December 31, 2016, the Company had interest rate swaps with a notional amount of $500 million outstanding with a weighted average fixed rate of 1.825% and a net unrealized gain of $1.9 million.

Interest rate swaps valued in net unrealized gain positions are recognized as asset balances within the prepaid expenses and other assets. Interest rate swaps valued in net unrealized loss positions are recognized as liability balances within accounts payable, accrued expenses and other liabilities. For the three and nine months ended September 30, 2017, the amount recorded in other comprehensive income related to the derivative instruments was a net gain of $1.8 million and net loss of $3.0 million, respectively. There was no material ineffective portion of the change in fair value derivatives. During the three and nine months ended September 30, 2017, the Company recorded interest expense of $2.0 million and $7.4 million, respectively, related to the swap agreements.

NOTE 7 — DERIVATIVES AND HEDGING ACTIVITIES

The Company uses derivative instruments to mitigate the effects of interest rate volatility inherent in its variable rate debt, which could unfavorably impact our future earnings and forecasted cash flows. The Company does not use derivative instruments for speculative or trading purposes. As of December 31, 2016 all of the Company’s derivative financial instruments have been designated as cash flow hedges and qualify for hedge accounting.

In December 2016, the Operating Partnership entered into interest rate swap agreements to mitigate the interest rate risk inherent in its senior secured term loan B facility. These interest rate swaps are designated as cash flow hedges and have a notional value of $500 million and mature on November 30, 2021. The weighted average fixed rate paid is 1.825%, and the variable rate received resets monthly to the 1-month LIBOR subject to a minimum rate of 0.75%.

The following table summarizes the fair value and the presentation in the Company’s balance sheet:

	Location on Balance Sheet	December 31, 2016
		(in thousands)
Interest rate swaps — cash flow hedges	Prepaid expenses and other assets	$1,879

As of December 31, 2016, all of the interest rate swaps were valued in net unrealized gain positions and recognized as asset balances within the prepaid expenses and other assets balance. For the year ended December 31, 2016, the amount recorded in other comprehensive income related to the gain on derivative instruments was $1.9 million. For the year ended December 31, 2016, there was no ineffective portion of the change in fair value derivatives. During the fourth quarter of 2016, the Company recorded interest expense of $0.4 million related to the swap agreements.

Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on our variable-rate debt. During the next twelve months beginning January 1, 2017, the Company estimates that $4 million will be reclassified as an increase to interest expense.

In January 2017, the Operating Partnership entered into additional interest rate swap agreements through November 2021 with a total $700 million notional amount to pay a fixed rate of 1.964% and receive the 1-month LIBOR rate in order to mitigate the interest rate risk inherent in its senior secured term loan B facility.